Installment Loans (Tables)	12 Months Ended
Mar. 31, 2024
Receivables [Abstract]
Composition of Installment Loans By Domicile and Type of Borrower
The composition of installment loans by domicile and type of borrower at March 31, 2023 and 2024 is as follows:

	Millions of yen
	2023	2024
Borrowers in Japan:
Consumer—
Real estate loans	¥1,949,865	¥1,851,214
Card loans	171,635	72,353
Other	29,688	5,680

	2,151,188	1,929,247

Corporate—
Real estate companies	296,228	334,506
Non-recourse loans	124,499	145,286
Commercial, industrial and other companies	165,951	187,824

	586,678	667,616

Borrowers in overseas:
Consumer—
Real estate loans	107,094	96,247
Other	43,054	47,415

	150,148	143,662

Corporate—
Real estate companies	277,839	190,630
Non-recourse loans	38,654	50,263
Commercial, industrial and other companies	660,840	705,494

	977,333	946,387

Equity method investees	27,424	251,929

Purchased loans*	12,255	19,973

	¥3,905,026	¥3,958,814

*
Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely.

Contractual Maturities of Installment Loans Except Purchased Loans
At March 31, 2024, the contractual maturities of installment loans (except purchased loans) for each of the next five years and thereafter are as follows:

Years ending March 31,	Millions of yen
2025	¥714,395
2026	403,303
2027	342,527
2028	243,226
2029	207,661
Thereafter	2,027,729

Total	¥3,938,841